Premises and Equipment - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Payments of lease liabilities, classified as financing activities	$ 629	$ 621
Variable Lease Payments	$ 578	$ 613
Percentage Of Variable Lease Payments To Lease Payments	48.00%	49.00%
Fixed Lease Payments	$ 635	$ 646
Variable lease payments excluded from the measurement of lease liabilities	$ 571	$ 603
Percentage Of Fixed Lease Payments To Lease Payments	52.00%	51.00%
Lease Payments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Payments of lease liabilities, classified as financing activities	$ 1,213	$ 1,259